Nature and Description of Business (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated balance sheet
	December 31, 2021
	As Previously Reported	Adjustments	As Restated
Conversion Feature derivative liability	$-	$8,355	$8,355
Total current liabilities	29,526	8,355	37,881
Accumulated deficit	(40,910)	(8,355)	(49,265)
Total stockholders’ deficit	(4,753)	(8,355)	(13,108)

Schedule of consolidated statements of operations
	Year ended December 31, 2021
	As Previously Reported	Adjustments	As Restated
Other Income (Expense)
Loss contingency on debt default	$(6,594)	$(1,227)	$(7,821)
Revaluation of conversion feature derivative liability	-	(6,278)	(6,278)
Interest Expense	(2,991)	(850)	(3,841)
Net Loss – continuing operations	(46,011)	(8,355)	(54,366)
Net Loss per share - basic and diluted - continuing operations	$(0.33)	(0.06)	(0.39)
Weighted Average Shares Outstanding - basic and diluted	139,061,084	-	139,061,084

Schedule of consolidated statement of cash flows
	Year ended December 31, 2021
	As Previously Reported	Adjustments	As Restated
Net loss from continuing operations	$(46,011)	$(8,355)	$(54,366)
Changes in adjustment to reconcile net loss to net cash used in operating activities
Loss contingency on debt default	6,594	1,227	7,821
Change in fair value of derivative liability	-	6,278	6,278
Amortization of debt discount and debt issuance costs	1,323	850	2,173
Net cash used in operating activities	$(8,473)	-	(8,473)